Note Q - Parent Company Only Condensed Financial Information	12 Months Ended
Dec. 31, 2018
Notes to Financial Statements
Condensed Financial Information of Parent Company Only Disclosure [Text Block]
Note
Q
- Parent Company Only Condensed Financial Information

Below is condensed financial information of Ohio Valley. In this information, Ohio Valley’s investment in its subsidiaries is stated at cost plus equity in undistributed earnings of the subsidiaries since acquisition. This information should be read in conjunction with the consolidated financial statements of the Company.

CONDENSED STATEMENTS OF CONDITION
	Years ended December 31:
Assets	2018	2017
Cash and cash equivalents	$4,032	$3,292
Investment in subsidiaries	126,059	118,775
Notes receivable – subsidiaries	3,000	3,320
Other assets	93	67
Total assets	$133,184	$125,454

Liabilities
Notes payable	$6,279	$7,324
Subordinated debentures	8,500	8,500
Other liabilities	531	269
Total liabilities	15,310	16,093

Shareholders’ Equity
Total shareholders’ equity	117,874	109,361
Total liabilities and shareholders’ equity	$133,184	$125,454

CONDENSED STATEMENTS OF INCOME
	Years ended December 31:
Income:	2018	2017	2016
Interest on notes	$53	$51	$52
Dividends from subsidiaries	4,225	4,400	6,900

Expenses:
Interest on notes	185	211	136
Interest on subordinated debentures	330	248	204
Operating expenses	351	332	667
Income before income taxes and equity in undistributed earnings of subsidiaries..	3,412	3,660	5,945
Income tax benefit	164	244	256
Equity in undistributed earnings of subsidiaries	8,368	3,605	719
Net Income	$11,944	$7,509	$6,920
Comprehensive Income	$10,860	$7,622	$5,624

CONDENSED STATEMENTS OF CASH FLOWS

	Years ended December 31:
Cash flows from operating activities:	2018	2017	2016
Net Income	$11,944	$7,509	$6,920
Adjustments to reconcile net income to net cash provided by operating activities:
Equity in undistributed earnings of subsidiaries	(8,368)	(3,605)	(719)
Common stock issued to ESOP	295	428	575
Change in other assets	(26)	(15)	11
Change in other liabilities	262	(97)	318
Net cash provided by operating activities	4,107	4,220	7,105

Cash flows from investing activities:
Cash paid for Milton Bancorp, Inc. acquisition	----	----	(7,431)
Change in notes receivable	320	100	461
Net cash provided by (used in) investing activities	320	100	(6,970)

Cash flows from financing activities:
Change in notes payable	(1,045)	(558)	3,964
Proceeds from common stock through dividend reinvestment	1,325	715	----
Cash dividends paid	(3,967)	(3,932)	(3,585)
Net cash provided by (used in) financing activities	(3,687)	(3,775)	379

Cash and cash equivalents:
Change in cash and cash equivalents	740	545	514
Cash and cash equivalents at beginning of year	3,292	2,747	2,233
Cash and cash equivalents at end of year	$4,032	$3,292	$2,747